GOODWILL AND OTHER INTANGIBLE ASSETS - Other intangible assets (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
	Jun. 28, 2016	Mar. 31, 2017	Mar. 31, 2016
Intangible assets except for capitalized computer software costs
Other intangible assets
Intangible assets acquired		¥ 143,974	¥ 2,167,070
Gross carrying amount		2,467,761	2,386,913
Accumulated amortization		¥ 419,164	¥ 195,294
Weighted average amortization period		14 years	10 years
Amortization expense		¥ 254,176	¥ 180,297
Estimated aggregate amortization expense for each of the next five years
2018		219,821
2019		181,302
2020		156,575
2021		156,378
2022		156,025
Customer relationships
Other intangible assets
Intangible assets acquired		109,632	1,876,725
Gross carrying amount		2,168,992	2,068,580
Accumulated amortization		¥ 255,532	¥ 114,164
Weighted average amortization period		15 years	15 years
Noncompete agreements
Other intangible assets
Intangible assets acquired		¥ 1,012	¥ 51,601
Gross carrying amount		47,680	46,875
Accumulated amortization		¥ 26,069	¥ 10,416
Weighted average amortization period		3 years	3 years
Favorable leases
Other intangible assets
Intangible assets acquired		¥ 9,186	¥ 163,382
Gross carrying amount		130,408	114,522
Accumulated amortization		¥ 68,911	¥ 21,558
Weighted average amortization period		3 years	3 years
Trademarks
Other intangible assets
Intangible assets acquired			¥ 44,902
Gross carrying amount		¥ 37,362	84,307
Accumulated amortization		¥ 24,588	¥ 22,759
Weighted average amortization period	10 years	10 years	4 years
Trademarks | Useful lives of intangible assets
Other intangible assets
Indefinite-lived intangible assets, excluding goodwill		¥ 0
Amortization expense		35,601,000
Other
Other intangible assets
Gross carrying amount		83,319	¥ 72,629
Accumulated amortization		44,064	26,397
EvD, Inc | Intangible assets except for capitalized computer software costs
Other intangible assets
Intangible assets acquired			¥ 2,136,610
EDI | Intangible assets except for capitalized computer software costs
Other intangible assets
Intangible assets acquired		¥ 119,830